Summary of Significant Accounting Policies - Impact of Reclassifications to Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-interest income:
Deposit service charges and fees	$ 6,988	$ 9,782	$ 10,070
Interchange fees	2,115	2,357	2,420
Net gain (loss) on sale of loans	1,444	(327)
Non-interest expense:
Salaries and employee benefits	37,013	51,814	60,733
Amortization of intangible assets	0	805	2,500
Equipment expense	8,417	7,287	7,497
Other	$ 6,290	12,937	13,507
As Reclassified [Member]
Non-interest income:
Deposit service charges and fees		9,782	10,070
Interchange fees		2,357	2,420
Net gain (loss) on sale of loans		(327)
Other		1,558	11,136
Non-interest expense:
Salaries and employee benefits		51,814	60,733
Equipment expense			7,497
Other		12,937	13,507
As Reported [Member]
Non-interest income:
Deposit service charges and fees		8,803	9,056
Mortgage banking revenue, net		1,546	11,598
Derivative credit valuation adjustment		(1,232)	(1,588)
Other		4,253	4,560
Non-interest expense:
Salaries and employee benefits		49,339	53,037
Commission expense		2,475	7,696
Amortization of intangible assets		805	2,457
Real estate owned expense, net		1,724	2,270
Office supplies expense		974	857
Equipment expense			7,356
Other		$ 9,434	$ 8,064